Trade and other payables (Details) - USD ($)	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2023
Trade and other payables [abstract]
Trade payables	$ 2,544,207	$ 1,901,220
Accrued expenses	2,652,487	1,848,577
VAT payable	70,225	12,684	$ 266,524
Total trade and other payables	$ 5,266,919	$ 3,762,481